WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.1%
	COMMUNICATIONS — 1.8%
14,074	IAC, Inc.*	$757,463
	CONSUMER DISCRETIONARY — 11.1%
7,762	Beacon Roofing Supply, Inc.*	670,870
5,223	Boot Barn Holdings, Inc.*	873,703
17,968	Caesars Entertainment, Inc.*	749,984
4,237	Churchill Downs, Inc.	572,885
24,353	First Watch Restaurant Group, Inc.*	379,907
5,343	Freshpet, Inc.*	730,762
3,337	Texas Roadhouse, Inc.	589,314
		4,567,425
	CONSUMER STAPLES — 2.6%
7,664	Chefs' Warehouse, Inc.*	321,964
9,745	Performance Food Group Co.*	763,716
		1,085,680
	ENERGY — 1.5%
12,052	Matador Resources Co.	595,610
	FINANCIALS — 13.8%
5,373	Euronet Worldwide, Inc.*	533,163
3,586	Evercore, Inc. - Class A	908,477
6,452	FTAI Aviation Ltd.	857,471
2,950	Primerica, Inc.	782,192
9,793	Shift4 Payments, Inc. - Class A*	867,660
9,533	Western Alliance Bancorp	824,509
4,327	WEX, Inc.*	907,502
		5,680,974
	HEALTH CARE — 19.4%
11,529	ACADIA Pharmaceuticals, Inc.*	177,316
9,349	Arrowhead Pharmaceuticals, Inc.*	181,090
8,285	AtriCure, Inc.*	232,311
4,662	Axsome Therapeutics, Inc.*	418,974
10,240	Azenta, Inc.*	496,026
10,383	Bridgebio Pharma, Inc.*	264,351
3,333	Cytokinetics, Inc.*	175,982
6,755	Exact Sciences Corp.*	460,151
3,863	Glaukos Corp.*	503,272
11,761	Halozyme Therapeutics, Inc.*	673,200
7,056	Immunovant, Inc.*	201,166
6,463	Insmed, Inc.*	471,799
5,240	iRhythm Technologies, Inc.*	389,018

WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
5,040	Keros Therapeutics, Inc.*	$292,673
4,819	Lantheus Holdings, Inc.*	528,885
2,483	Repligen Corp.*	369,520
12,478	Rocket Pharmaceuticals, Inc.*	230,469
20,227	Surgery Partners, Inc.*	652,118
2,122	TransMedics Group, Inc.*	333,154
5,258	Ultragenyx Pharmaceutical, Inc.*	292,082
5,753	Vaxcyte, Inc.*	657,395
		8,000,952
	INDUSTRIALS — 18.7%
4,565	Applied Industrial Technologies, Inc.	1,018,588
7,597	Casella Waste Systems, Inc. - Class A*	755,826
13,369	Cognex Corp.	541,445
2,347	Comfort Systems USA, Inc.	916,151
19,409	CryoPort, Inc.*	157,407
2,278	Installed Building Products, Inc.	561,003
18,993	Mercury Systems, Inc.*	702,741
4,053	Regal Rexnord Corp.	672,312
1,006	Saia, Inc.*	439,884
15,002	Tetra Tech, Inc.	707,494
7,736	Timken Co.	652,067
15,433	WillScot Holdings Corp.*	580,281
		7,705,199
	MATERIALS — 4.5%
17,066	Avient Corp.	858,761
2,640	Simpson Manufacturing Co., Inc.	504,953
7,342	Trex Co., Inc.*	488,830
		1,852,544
	REAL ESTATE — 1.6%
3,404	EastGroup Properties, Inc. - REIT	635,935
	TECHNOLOGY — 22.1%
19,430	ACI Worldwide, Inc.*	988,987
2,597	Appfolio, Inc. - Class A*	611,334
11,314	BILL Holdings, Inc.*	596,927
15,098	Braze, Inc. - Class A*	488,269
1,968	Fabrinet*	465,314
14,203	Five9, Inc.*	408,052
5,213	MACOM Technology Solutions Holdings, Inc.*	579,998
10,504	Power Integrations, Inc.	673,517
13,923	Rambus, Inc.*	587,829

WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
4,453	Science Applications International Corp.	$620,169
20,845	SentinelOne, Inc. - Class A*	498,612
10,477	Smartsheet, Inc. - Class A*	580,007
3,924	SPS Commerce, Inc.*	761,923
12,128	Varonis Systems, Inc.*	685,232
10,274	WNS Holdings Ltd.*	541,543
		9,087,713
	TOTAL COMMON STOCKS
	(Cost $34,855,487)	39,969,495
	SHORT-TERM INVESTMENTS — 3.0%
1,233,801	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.70%[1]	1,233,801
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,233,801)	1,233,801
	TOTAL INVESTMENTS — 100.1%
	(Cost $36,089,288)	41,203,296
	Liabilities in Excess of Other Assets — (0.1)%	(27,137)
	TOTAL NET ASSETS — 100.0%	$41,176,159

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.